Regulatory Matters (Capital Requirements and Regulatory Adjustments Over Transitional Period) (Detail)		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Countercyclical capital buffer		0.01%	0.00%
Additional loss absorbency requirements for G-SIBs and D-SIBs		1.00%
March 2017
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Phase-in of deductions from capital		80.00%
Phase out of recognition of capital instruments that no longer qualify as capital		50.00%
Capital conservation buffer		1.25%
Countercyclical capital buffer	[1]	0.00%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	0.50%
March 2017 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2017 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2018
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Phase-in of deductions from capital		100.00%
Phase out of recognition of capital instruments that no longer qualify as capital		40.00%
Capital conservation buffer		1.875%
Countercyclical capital buffer	[1]	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	0.75%
March 2018 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2018 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2019
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Phase-in of deductions from capital		100.00%
Phase out of recognition of capital instruments that no longer qualify as capital		30.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
March 2019 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2019 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2020
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Phase-in of deductions from capital		100.00%
Phase out of recognition of capital instruments that no longer qualify as capital		20.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
March 2020 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2020 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2021
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Phase-in of deductions from capital		100.00%
Phase out of recognition of capital instruments that no longer qualify as capital		10.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
March 2021 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2021 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%
March 2022
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		8.00%
Phase-in of deductions from capital		100.00%
Phase out of recognition of capital instruments that no longer qualify as capital		0.00%
Capital conservation buffer		2.50%
Countercyclical capital buffer	[1]	0.01%
Additional loss absorbency requirements for G-SIBs and D-SIBs	[2]	1.00%
March 2022 | Common Equity Tier 1 Capital
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		4.50%
March 2022 | Tier I
Japan Gaap Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Line Items]
Minimum total capital		6.00%

[1]	Figures assume that the countercyclical capital buffer will continue to be 0.01% after March 2018.
[2]	Figures assume that the additional loss absorbency requirements applied to the Group as a G-SIB and D-SIB continue to be 1.0% on a fully effective basis.